MARKETABLE SECURITIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Investments [Line Items]
Net proceeds from sales of marketable securities	$ (97,098)	$ (3,308)	[1]
Marketable Securities [Roll Forward]
Balance, beginning of year	66,453	29,542
Additions	35,132	6,112
Disposals	(97,098)	(3,534)
Fair value adjustments	22,261	34,333
Balance, end of year	$ 26,748	$ 66,453
SilverCrest Metal Inc.
Investments [Line Items]
Percentage of voting equity interests sold	100.00%
Net proceeds from sales of marketable securities	$ (97,100)
Gains on disposals of investments	$ 38,000

[1]	See note 2(r)